U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

August 31, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	IronBridge Funds, Inc. (the “Company”)
File Nos.: 333-165633 and 811-22397
IronBridge Small Cap Fund (S000029168)
IronBridge SMID Cap Fund (S000029167)
IronBridge Global Fund (S000029166)
IronBridge Large Cap Fund (S000029169)

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series: IronBridge Small Cap Fund, IronBridge SMID Cap Fund, and IronBridge Large Cap Fund (the “Funds”), is Post-Effective Amendment No. 16 under the 1933 Act and Amendment No. 18 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective 60 days after filing.

A new investment advisory contract with RMB Capital Management, LLC (“RMB”) has been approved by the Board of Directors of the Company and is being submitted to a vote of shareholders via proxy at a meeting to take place on or about September 29, 2018. The purpose of this filing is to revise disclosure consistent with the change in investment adviser of the Funds from IronBridge Capital Management, L.P. to RMB, and other non-material changes, prior to the filing of the Funds regular annual update to its registration statement pursuant to Rule 485(b).

There are no other material changes being made to the Funds’ disclosure regarding its investment strategies and risks, portfolio managers, fees or other significant aspects of the Funds. The Staff has reviewed substantially identical information regarding the new adviser to the Funds in a proxy statement filed on form PRE 14A on August 7, 2018 (SEC Accession No. 0001144204-17-040906). Therefore, pursuant to IM Guidance Update No. 2016-06, we would like to request that the amendment be afforded selective review.

If you have any questions regarding the enclosed, please do not hesitate to contact Alia Vasquez of U.S. Bancorp Fund Services, LLC as administrator to the Trust, at (414) 765-6620.

Sincerely,

/s/ John Davis
John Davis
Chief Compliance Officer - Mutual Funds
IronBridge - A Division of RMB Asset Management, LLC